March 9, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L (File No. 33-49998)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income, Balanced, MidCap Stock, Core Value and Transamerica VIF Growth.

These annual reports are for the period ending December 31, 1999, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,


Susan Vivino
Paralegal

cc: R. Fink, Esq.




----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
        Entity                      Fund                 File No.     Date Filed         Accession No.          CIK No.
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
The Dreyfus Corp.       Socially Responsible Growth      811-07044     2-23-2000   0000890064-00-000002          890064
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Stock Index                      811-05715     2-29-2000   0000846800-00-000002          846800
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Capital Appreciation             811-05125     2-23-2000   0000813383-00-000003          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Small Cap                        811-05125     2-23-2000   0000813383-00-000008          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Small Company Stock              811-05125     2-23-2000   0000813383-00-000010          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Quality Bond                     811-05125     2-23-2000   0000813383-00-000007          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Zero Coupon                      811-05125     2-23-2000   0000813383-00-000006          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Special Value                    811-05125     2-23-2000   0000813383-00-000005          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        International Equity             811-05125     2-23-2000   0000813383-00-000002          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Growth and Income                811-05125     2-23-2000   0000813383-00-000001          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        International Value              811-05125     2-23-2000   0000813383-00-000011          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Disciplined Stock                811-05125     2-23-2000   0000813383-00-000009          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Money Market                     811-05125     2-23-2000   0000813383-00-000004          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Limited Term High Income         811-05125     2-23-2000   0000813383-00-000013          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Balanced                         811-05125     2-23-2000   0000813383-00-000012          813383
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        MidCap Stock                     811-08673     3-2-2000    0000881780-00-000002         1056707
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
                        Core Value                       811-08673     3-2-2000    0000881780-00-000002         1056707
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------
Transamerica VIF        Growth                           811-09126     3-3-2000    0001002786-00-000008         1002786
----------------------- ------------------------------ -------------- ------------ --------------------------- -----------


